METROPOLITAN WEST FUNDS

SUPPLEMENT DATED DECEMBER 28, 2018 TO

THE PROSPECTUS DATED JULY 27, 2018 (THE “PROSPECTUS”)

For current and prospective investors in the Metropolitan West Floating Rate Income Fund (the “Fund”):

Effective December 31, 2018, James S. Farnham will retire as a portfolio manager of the Fund. Therefore, effective December 31, 2018, all references to James S. Farnham in the Prospectus are hereby removed.

For current and prospective investors in the Metropolitan West High Yield Bond Fund (the “Fund”):

Effective December 31, 2018, James S. Farnham will retire as a portfolio manager of the Fund, and Tad Rivelle and Bryan T. Whalen will be added to the portfolio management team of the Fund. Therefore, effective December 31, 2018, all references to James S. Farnham in the Prospectus are hereby removed.

In addition, effective December 31, 2018, the disclosure under the heading “Metropolitan West High Yield Bond Fund — Portfolio Managers” on page 19 of the Prospectus is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser

Stephen M. Kane, CFA	22 Years	Founding Partner and Generalist Portfolio Manager
Laird R. Landmann	22 Years	Founding Partner and Generalist Portfolio Manager
Tad Rivelle	Since December 2018	Founding Partner, Chief Investment Officer and Generalist Portfolio Manager
Bryan T. Whalen, CFA	Since December 2018	Generalist Portfolio Manager

In addition, effective December 31, 2018, the disclosure relating to Tad Rivelle and Bryan T. Whalen under the heading “Management of the Funds – Portfolio Managers” on pages 76 and 77 of the Prospectus is deleted in its entirety and replaced with the following:

Tad Rivelle	Chief Investment Officer and Group Managing Director of the Adviser, has been with the Adviser since August 1996. Mr. Rivelle manages the AlphaTrak 500 Fund, the Corporate Bond Fund, the High Yield Bond Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Total Return Bond Fund, the Ultra Short Bond Fund and the Unconstrained Bond Fund.

Bryan T. Whalen, CFA	Group Managing Director of the Adviser, has been with the Adviser since 2004. Mr. Whalen manages the Corporate Bond Fund, the High Yield Bond Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Total Return Bond Fund, the Ultra Short Bond Fund, and the Unconstrained Bond Fund.

Please retain this Supplement with your Prospectus for future reference.